Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following tables summarize the activities related to the restructuring reserves, recorded within other accrued liabilities, and expenses for the Successor years ended December 31, 2013 and 2014:

2013 Activity
Balance at February 1, 2013 (At acquisition date)	$0.5
Expense recorded	120.7
Payments	(23.7)
Foreign currency translation	0.9
Balance at December 31, 2013	$98.4

2014 Activity
Balance at December 31, 2013	$98.4
Expense Recorded	8.5
Payments Made	(51.6)
Foreign Currency Changes	(6.8)
Balance at December 31, 2014	$48.5